Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance, at Dec. 31, 2010	$ 284	$ 9,826	$ 58,648	$ (2,197)	$ 1,137	$ 67,698
Shares, Issued, Beginning Balance at Dec. 31, 2010	2,840,872			72,068
Net Income			7,356			7,356
Other comprehensive income (loss)					2,178	2,178
Cash dividends declared per share			(3,696)			(3,696)
Acquisition of treasury stock				(602)		(602)
Acquisition of treasury stock, shares				23,431
Stock options exercised		(26)		77		51
Stock options exercised, shares				(2,576)		(2,833)
Tax benefit on stock options exercised		5				5
Sale of treasury stock for ESOP		(10)		163		153
Sale of treasury stock for ESOP, shares				(5,553)
Compensation expense related to stock options		170				170
North Penn acquisition	53	14,695				14,748
North Penn exchange adjustment, shares	530,994
Balance, at Dec. 31, 2011	337	24,660	62,308	(2,559)	3,315	88,061
Shares, Issued, Ending Balance at Dec. 31, 2011	3,371,866			87,370
Net Income			8,403			8,403
Other comprehensive income (loss)					(518)	(518)
Cash dividends declared per share			(3,969)			(3,969)
Acquisition of treasury stock				(320)		(320)
Acquisition of treasury stock, shares				11,647
Stock options exercised		(86)		541		455
Stock options exercised, shares				(18,577)		(20,435)
Tax benefit on stock options exercised		30				30
Sale of treasury stock for ESOP		3		146		149
Sale of treasury stock for ESOP, shares				(5,014)
Compensation expense related to stock options		130				130
North Penn exchange adjustment, shares	(17)
Balance, at Dec. 31, 2012	337	24,737	66,742	(2,192)	2,797	92,421
Shares, Issued, Ending Balance at Dec. 31, 2012	3,371,849			75,426
Net Income			8,465			8,465
Other comprehensive income (loss)					(5,399)	(5,399)
Cash dividends declared per share			(4,216)			(4,216)
Acquisition of treasury stock				(319)		(319)
Acquisition of treasury stock, shares				10,712
Stock options exercised		(79)		654		575
Stock options exercised, shares				(24,127)		(24,127)
Tax benefit on stock options exercised		39				39
Sale of treasury stock for ESOP		2		144		146
Sale of treasury stock for ESOP, shares				(5,426)
Compensation expense related to stock options		162				162
North Penn exchange adjustment, shares	336,869
10% stock dividend	34	10,149	(10,193)			(10)
10% stock dividend, shares				8,043
Balance, at Dec. 31, 2013	$ 371	$ 35,010	$ 60,798	$ (1,713)	$ (2,602)	$ 91,864
Shares, Issued, Ending Balance at Dec. 31, 2013	3,708,718			64,628